Contributed Equity - Additional Information (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares	$ 0.5
Number of Shares	33,334
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	237,140
Number of vested performance rights	237,140
Exercise of Performance Rights | Rashda Buttar
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights	21,104